Share-Based Payments	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Share-based compensation cost recorded as part of general and administrative expense in the consolidated statements of operations during 2012, 2011 and 2010 was $2.3 million, $4.2 million and $2.1 million, respectively.

The unrecognized share-based compensation cost related to unvested share-based payments expected to be recognized in the consolidated statement of operations is as follows (in thousands, except year amounts):

	December 31, 2012	Remaining Weighted Average Vesting Period
Cash-settled awards	$2,009	2.5 years
Equity-settled awards	1,793	1.4 years
	$3,802	2.0 years

Equity Compensation Plan Approved by Security Holders

The Second Amended and Restated 2003 Incentive Award Plan of MPG Office Trust, Inc., MPG Office Trust Services, Inc. and MPG Office, L.P. (the “Incentive Plan”) expired on November 12, 2012, except with respect to any awards then outstanding. It is our intention to settle stock option exercises and/or restricted stock units with newly issued shares of our common stock, up to the aggregate plan limit.

Restricted Common Stock and Restricted Stock Units—

Under FASB Codification Topic 718, Compensation—Stock Compensation, we are required to account for all share-based compensation issued to our employees and members of our board of directors at fair value. Equity awards settled in stock are valued based on grant-date fair value, and we recognize such cost over the period during which an employee is required to provide services in exchange for the award. Equity awards settled in cash are valued at the fair value of our common stock on the period end date through the settlement date. Equity awards settled in cash are remeasured at each reporting period, with the vested portion of the award recognized as a liability in the consolidated balance sheet until settlement.

Restricted Common Stock—

Awards of restricted common stock vest in equal annual installments on each of the anniversaries of the grant date as specified in the underlying award agreements. Restricted common stock award recipients receive the same dividends as holders of our common stock (only if we pay such a dividend) on the unvested portion of their restricted common stock. Any unvested restricted common stock is forfeited or subject to our right of repurchase, except in limited circumstances, as determined by the Compensation Committee of the board of directors when the recipient is no longer employed by us or when a director leaves the board for any reason. Restricted common stock may be subject to full or partial accelerated vesting under certain circumstances, as described in the underlying award agreements. Restricted common stock awards are valued at the fair value of our common stock on the date of grant with compensation expense recorded on a straight-line basis over the periods in which the restrictions lapse.

Restricted Stock Units—

We grant restricted stock units that are accompanied by dividend equivalents. Each vested restricted stock unit represents the right to receive one share of our common stock. Grants of restricted stock units are scheduled to vest over a period of two, three or five years. In the case of vesting over a two‑year period, 50% of the shares underlying the restricted stock units vested on the first anniversary of the grant date, with the remaining 50% vesting pro rata on a daily basis over the remaining year, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements. In the case of vesting over a three-year period, 33% of the shares underlying the restricted stock units vested on the first anniversary of the grant date, with the remaining 67% vesting pro rata on a daily basis over the remaining two years, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements. In the case of awards granted during 2012, one-twelfth of the shares underlying the restricted stock units vested on September 29, 2012 and December 29, 2012 and one-twelfth will vest on March 29, 2013 and June 29, 2013, with the remaining 67% vesting pro rata on a daily basis over the remaining two years, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements. In the case of vesting over a five-year period, 20% of the shares underlying the restricted stock units vested on the first anniversary of the grant date, with the remaining 80% vesting pro rata on a daily basis over the remaining four years, subject to the recipient’s continued employment with us, pursuant to the terms of the underlying award agreements.

Restricted stock units are subject to full or partial accelerated vesting under certain circumstances, as described in the underlying award agreements. The award of dividend equivalents is generally subject to the same vesting schedule that applies to the underlying restricted stock units to which it relates. Vested restricted stock units will be distributed in shares of our common stock or, at our option, paid in cash, upon the earliest to occur of (i) the last regularly scheduled vesting date; (ii) the occurrence of a change in control (as defined in the underlying award agreements); or (iii) the recipient’s separation from service. Compensation expense for restricted stock unit awards is recorded in the consolidated statement of operations on a straight-line basis over the service period.

Activity related to our restricted common stock and restricted stock unit awards is as follows:

	Number	Weighted Average Fair Value
Unvested at December 31, 2009	1,411,648	$7.99
Granted	1,025,701	2.38
Vested	(470,294)	8.68
Forfeited	(757,582)	7.75
Unvested at December 31, 2010	1,209,473	3.11
Granted	1,145,268	2.08
Vested	(824,120)	2.83
Forfeited	(13,843)	5.82
Unvested at December 31, 2011	1,516,778	2.46
Granted	1,107,637	2.83
Vested	(808,742)	2.37
Forfeited	(325,601)	3.21
Unvested at December 31, 2012	1,490,072	$2.61

Information regarding restricted common stock and restricted stock units that vested is as follows (in thousands, except stock and unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Restricted common stock vested during the period	8,168	623,664	39,236
Grant-date fair value of restricted common stock vested during the period	$49	$1,740	$647

Equity-settled awards
Restricted stock units vested during the period	700,568	200,456	431,058
Grant-date fair value of restricted stock units vested during the period	$1,562	$596	$3,434

Cash-settled awards
Restricted stock units vested during the period	100,006	—	—
Fair value of restricted stock units vested during the period	$308	$—	$—

Information regarding vested restricted stock units issued and outstanding is as follows (in thousands, except unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Vested restricted stock units issued during the period	161,623	918,765	74,383
Grant-date fair value of vested restricted stock units issued during the period	$481	$8,182	$446

	December 31, 2012	December 31, 2011	December 31, 2010
Vested restricted stock units outstanding	930,833	291,882	711,358

During 2010, certain members of our senior management terminated their employment that resulted in the accelerated vesting of 92,668 equity-settled restricted stock units. We recorded share‑based compensation cost totaling $1.0 million during 2010 as a result of the acceleration of vesting.

In accordance with the provisions of the Incentive Plan, we accept the cancellation of shares of our common stock and vested restricted stock units to satisfy the minimum statutory tax withholding obligations related to restricted common stock and restricted stock unit awards that have vested. The value of the canceled shares and units is calculated based on the closing market price of our common stock on the NYSE on the applicable vesting dates. A summary of shares and units canceled is as follows (in thousands, except share/unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares and units canceled on vesting	74,791	257,019	35,758
Value of shares and units canceled on vesting	$196	$528	$55

Stock Options—

Nonqualified stock options were granted under the Incentive Plan at not less than 100% of the fair value of our common stock on the date of grant and vested in equal installments on each of the anniversaries of the grant date as specified in the award agreements. The value of stock option awards was recorded as compensation expense on a straight-line basis over the vesting period. Vested stock options can be exercised up to ten years from the date of grant, up to 12 months from the date of termination by death or permanent and total disability, or up to six months from the date of termination by reasons other than death or permanent and total disability.

Activity related to our stock option awards is as follows:

	Number	Weighted Average Exercise Price
Options outstanding at December 31, 2009	928,650	$1.17
Granted	670,000	2.61
Exercised	(186,113)	0.58
Forfeited	(20,259)	0.58
Options outstanding at December 31, 2010	1,392,278	1.95
Exercised	(99,400)	0.58
Forfeited	(1,050)	0.58
Options outstanding at December 31, 2011	1,291,828	2.06
Exercised	(139,817)	0.58
Forfeited	(48,076)	0.58
Options outstanding at December 31, 2012	1,103,935	$2.31
Options exercisable at December 31, 2012	1,013,935	$2.26

The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of an option. As of December 31, 2012, the aggregate intrinsic value of our stock options outstanding was $0.8 million, while the aggregate intrinsic value of stock options exercisable was $0.8 million. As of December 31, 2012, the average remaining life of stock options outstanding was 6.1 years, while the average remaining life of stock options exercisable was 6.0 years.

Information regarding stock options vested and exercised is as follows (in thousands, except option amounts):

	For the Year Ended December 31,
	2012	2011	2010
Stock options vested during the period	474,853	555,174	390,070
Fair value of stock options vested during the period	$499	$578	$179
Intrinsic value of stock options exercised during the period	296	224	387
Cash proceeds received upon exercise	5	13	4

The fair value of nonqualified stock options granted was estimated on the date of grant using the Black Scholes option-pricing model using the following weighted-average assumptions for 2010:

Expected volatility	97%
Expected dividends	—
Expected term	3 years
Contractual term of option	10 years
Risk-free rate	2.88% – 2.97%
Number of steps	500
Fair value of options (per share) on grant date	$1.25 – $2.16

Many factors are considered when determining the fair value of share-based awards at the measurement date. Our dividend yield assumption is based on the fact that we have not declared a dividend on our common stock since 2007. The expected life of our options is based on the period of time the options are expected to be outstanding, and the contractual term is based on the agreement set forth when the options were granted. The risk-free interest rate is based on the implied yield available on 10-year treasury notes, while the number of steps is used in a standard deviation calculation of our expected stock price volatility based on a 60 business-day period comparison of our common stock price.

In accordance with the provisions of the Incentive Plan, we allow shares of our common stock to be withheld to satisfy the payment of exercise price and/or minimum statutory tax withholding obligations due upon the exercise of stock options. The value of the shares withheld is calculated based on the closing market price of our common stock on the NYSE on the exercise date. A summary of shares withheld is as follows (in thousands, except share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares withheld on stock option exercises	69,044	29,948	90,315
Value of shares withheld on stock option exercises	$179	$91	$238

Equity Compensation Plan Not Approved by Security Holders

On November 24, 2010, we granted Mr. Weinstein, our President and Chief Executive Officer, 600,000 shares of restricted common stock pursuant to the terms of his November 21, 2010 employment agreement. This award was granted to Mr. Weinstein as an employment inducement award pursuant to NYSE rules. The fair value of this award was $1.4 million, which was being recorded as compensation expense on a straight-line basis over the two-year vesting period. On December 15, 2011, the board of directors and the Compensation Committee approved the acceleration of vesting of 300,000 shares of unvested restricted common stock. We recorded $0.7 million of compensation cost during 2011 related to the acceleration of vesting.

Executive Equity Plan

In April 2005, our board of directors adopted a five-year compensation program for senior management designed to provide significant reward for significant stockholder returns. The Executive Equity Plan provided for an award pool equal to a percentage of the value created in excess of a base value. The program, which measured our performance over a 60-month period (unless full vesting of the program occurred earlier) commencing April 1, 2005, provided for awards to be vested and earned based upon the participant’s continued employment and the achievement of certain performance goals based on annualized total stockholder returns on an absolute and relative basis. As of March 31, 2010, the Company had not achieved any of the total stockholder return targets defined in the plan. Consequently, no awards vested or were earned under the program.

The aggregate fair value of Executive Equity Plan awards on the date of the grant (as determined using the Monte Carlo Simulation method) was recorded as compensation expense on a straight-line basis over the derived requisite service period ranging from 2-½ to 5 years. The compensation cost related to this plan was $0.1 million (excluding the reversal for forfeitures) during 2010.